Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Details) - Class A Ordinary Shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 shares
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Shares subject to possible redemption share authorized to issue	500,000,000
Shares subject to possible redemption par value per share | $ / shares	$ 0.0001
Shares subject to possible redemption share conversion ratio	1
Ordinary shares outstanding	34,500,000	0